Derivative financial instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2026 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 4,951
Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3,226
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,726
Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,288
Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,313
Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,400
Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	950
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(52)
Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(62)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	10
Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	10
pay 2.08% / receive Euribor 3M | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay 2.08% / receive Euribor 3M | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3M | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay 2.08% / receive Euribor 3M | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3M | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay 2.08% / receive Euribor 3M | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3M | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3M | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3M | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(2)
pay 2.08% / receive Euribor 3M | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3M | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(2)
pay 2.08% / receive Euribor 3M | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(2)
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.77% / receive capitalized SOFR + 46bps | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.77% / receive capitalized SOFR + 46bps | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4
pay 3.77% / receive capitalized SOFR + 46bps | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.77% / receive capitalized SOFR + 46bps | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4
pay 3.77% / receive capitalized SOFR + 46bps | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4
pay capitalized SOFR USD/ receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay capitalized SOFR USD/ receive 1.03% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay capitalized SOFR USD/ receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.03% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.03% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.03% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay capitalized SOFR USD/ receive 1.03% | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.03% | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(25)
pay capitalized SOFR USD/ receive 1.03% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(25)
pay capitalized SOFR USD/ receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.03% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay capitalized SOFR USD/ receive 1.32% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay capitalized SOFR USD/ receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
pay capitalized SOFR USD/ receive 1.32% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.32% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.32% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay capitalized SOFR USD/ receive 1.32% | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
pay capitalized SOFR USD/ receive 1.32% | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD/ receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(22)
pay capitalized SOFR USD/ receive 1.32% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(22)
pay capitalized SOFR USD/ receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
pay capitalized SOFR USD/ receive 1.32% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	438
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	7
pay 3.82% / receive capitalized SOFR USD + 54 bps | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 3.82% / receive capitalized SOFR USD + 54 bps | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	7
pay 3.82% / receive capitalized SOFR USD + 54 bps | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	7
pay capitalized Ester/receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester/receive 0.92% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester/receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester/receive 0.92% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester/receive 0.92% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester/receive 0.92% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester/receive 0.92% | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester/receive 0.92% | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester/receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(28)
pay capitalized Ester/receive 0.92% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(28)
pay capitalized Ester/receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester/receive 0.92% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	750
pay capitalized Ester / receive 2.53% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	750
pay capitalized Ester / receive 2.53% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	750
pay capitalized Ester / receive 2.53% | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2
pay capitalized Ester / receive 2.53% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2
pay capitalized Ester / receive 2.53% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.53% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	475
pay capitalized Ester / receive 2.71% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	475
pay capitalized Ester / receive 2.71% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	475
pay capitalized Ester / receive 2.71% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4
pay capitalized Ester / receive 2.71% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4
pay capitalized Ester / receive 2.71% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.71% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	475
pay capitalized Ester / receive 2.91% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	475
pay capitalized Ester / receive 2.91% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Notional amount | 2029
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Notional amount | 2030 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	475
pay capitalized Ester / receive 2.91% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	7
pay capitalized Ester / receive 2.91% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	7
pay capitalized Ester / receive 2.91% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 2.91% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0